  Defiance 2X Daily Long Pure Quantum ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 24.5%
Money Market Funds - 4.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	1,589,682	$1,589,682

U.S. Treasury Bills - 19.7%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	6,590,000	6,574,184

TOTAL SHORT-TERM INVESTMENTS (Cost $8,162,286)		8,163,866

TOTAL INVESTMENTS - 24.5% (Cost $8,162,286)		$8,163,866
Other Assets in Excess of Liabilities - 75.5%		25,114,609
TOTAL NET ASSETS - 100.0%		$33,278,475

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance 2X Daily Long Pure Quantum ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 11.7%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
D-Wave Quantum, Inc.	Clear Street LLC	Receive	OBFR + 6.25%	Termination(a)	03/14/2028	$8,426,238	$882,446
IonQ, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination(a)	11/23/2027	11,762,650	515,030
Quantum Computing, Inc.	Clear Street LLC	Receive	OBFR + 12.00%	Termination(a)	11/23/2027	6,898,948	561,788
Rigetti Computing, Inc.	Clear Street LLC	Receive	OBFR + 13.00%	Termination(a)	03/14/2028	8,000,582	(108,917)
D-Wave Quantum, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(b)	09/04/2026	8,189,878	426,249
IonQ, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(b)	09/04/2026	4,853,480	554,828
Quantum Computing, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(b)	09/04/2026	9,717,173	131,091
Rigetti Computing, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(b)	09/04/2026	8,615,536	931,263
							3,893,778

Net Unrealized Appreciation (Depreciation)							3,893,778

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.